SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Jun. 30, 2018
Accounting Policies [Abstract]
Nature of Operations
Nature of Operations
The Procter & Gamble Company's (the "Company," "Procter & Gamble," "we" or "us") business is focused on providing branded consumer packaged goods of superior quality and value. Our products are sold in more than 180 countries and territories primarily through mass merchandisers, e-commerce, grocery stores, membership club stores, drug stores, department stores, distributors, wholesalers, baby stores, specialty beauty stores, high-frequency stores and pharmacies. We have on-the-ground operations in approximately 70 countries.

Basis of Presentation
Basis of Presentation
The Consolidated Financial Statements include the Company and its controlled subsidiaries. Intercompany transactions are eliminated.
Because of a lack of control over Venezuela subsidiaries caused by a number of currency and other operating controls and restrictions, our Venezuelan subsidiaries are not consolidated for any year presented. We account for those subsidiaries using the cost method of accounting.

Use of Estimates
Use of Estimates
Preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the amounts reported in the Consolidated Financial Statements and accompanying disclosures. These estimates are based on management's best knowledge of current events and actions the Company may undertake in the future. Estimates are used in accounting for, among other items, consumer and trade promotion accruals, restructuring reserves, pensions, post-employment benefits, stock options, valuation of acquired intangible assets, useful lives for depreciation and amortization of long-lived assets, future cash flows associated with impairment testing for goodwill, indefinite-lived intangible assets and other long-lived assets, deferred tax assets and liabilities, uncertain income tax positions and contingencies. Actual results may ultimately differ from estimates, although management does not generally believe such differences would materially affect the financial statements in any individual year. However, in regard to ongoing impairment testing of goodwill and indefinite-lived intangible assets, significant deterioration in future cash flow projections or other assumptions used in estimating fair values versus those anticipated at the time of the initial valuations, could result in impairment charges that materially affect the financial statements in a given year.

Revenue Recognition
Revenue Recognition
Sales are recognized when revenue is realized or realizable and has been earned. Revenue transactions represent sales of inventory. The revenue recorded is presented net of sales and other taxes we collect on behalf of governmental authorities. The revenue includes shipping and handling costs, which generally are included in the list price to the customer. Our policy is to recognize revenue when title to the product, ownership and risk of loss transfer to the customer, which can be on the date of shipment or the date of receipt by the customer. A provision for payment discounts and product return allowances is recorded as a reduction of sales in the same period the revenue is recognized.
Trade promotions, consisting primarily of customer pricing allowances, merchandising funds and consumer coupons, are offered through various programs to customers and consumers. Sales are recorded net of trade promotion spending, which is recognized as incurred, generally at the time of the sale. Most of these arrangements have terms of approximately one year. Accruals for expected payouts under these programs are included as accrued marketing and promotion in the Accrued and other liabilities line item in the Consolidated Balance Sheets.

Cost of Products Sold
Cost of Products Sold
Cost of products sold is primarily comprised of direct materials and supplies consumed in the manufacturing of product, as well as manufacturing labor, depreciation expense and direct overhead expense necessary to acquire and convert the purchased materials and supplies into finished product. Cost of products sold also includes the cost to distribute products to customers, inbound freight costs, internal transfer costs, warehousing costs and other shipping and handling activity.

Selling, General and Administrative Expense
Selling, General and Administrative Expense
Selling, general and administrative expense (SG&A) is primarily comprised of marketing expenses, selling expenses, research and development costs, administrative and other indirect overhead costs, depreciation and amortization expense on non-manufacturing assets and other miscellaneous operating items. Research and development costs are charged to expense as incurred and were $1.9 billion in 2018, $1.9 billion in 2017 and $1.9 billion in 2016 (reported in Net earnings from continuing operations). Advertising costs, charged to expense as incurred, include worldwide television, print, radio, internet and in-store advertising expenses and were $7.1 billion in 2018, $7.1 billion in 2017 and $7.2 billion in 2016 (reported in Net earnings from continuing operations). Non-advertising related components of the Company's total marketing spending reported in SG&A include costs associated with consumer promotions, product sampling and sales aids.

Other Non-Operating Income/(Expense), Net
Other Non-Operating Income/(Expense), Net
Other non-operating income/(expense), net primarily includes net acquisition and divestiture gains, non-service components of net defined benefit costs, investment income and other non-operating items.

Currency Translation
Currency Translation
Financial statements of operating subsidiaries outside the U.S. generally are measured using the local currency as the functional currency. Adjustments to translate those statements into U.S. dollars are recorded in Other comprehensive income (OCI). For subsidiaries operating in highly inflationary economies, the U.S. dollar is the functional currency. Re-measurement adjustments for financial statements in highly inflationary economies and other transactional exchange gains and losses are reflected in earnings.

Cash Flow Presentation
Cash Flow Presentation
The Consolidated Statements of Cash Flows are prepared using the indirect method, which reconciles net earnings to cash flow from operating activities. Cash flows from foreign currency transactions and operations are translated at an average exchange rate for the period. Cash flows from hedging activities are included in the same category as the items being hedged. Cash flows from derivative instruments designated as net investment hedges are classified as financing activities. Realized gains and losses from non-qualifying derivative instruments used to hedge currency exposures resulting from intercompany financing transactions are also classified as financing activities. Cash flows from other derivative instruments used to manage interest, commodity or other currency exposures are classified as operating activities. Cash payments related to income taxes are classified as operating activities. Cash flows from the Company's discontinued operations are included in the Consolidated Statements of Cash Flows. See Note 13 for significant cash flow items related to discontinued operations.

Investments
Investments
Investment securities consist of readily marketable debt and equity securities. Unrealized gains or losses from investments classified as trading, if any, are charged to earnings. Unrealized gains or losses on securities classified as available-for-sale are generally recorded in OCI. If an available-for-sale security is other than temporarily impaired, the loss is charged to either earnings or OCI depending on our intent and ability to retain the security until we recover the full cost basis and the extent of the loss attributable to the creditworthiness of the issuer. Investment securities are included as Available-for-sale investment securities and Other noncurrent assets in the Consolidated Balance Sheets.
Investments in certain companies over which we exert significant influence, but do not control the financial and operating decisions, are accounted for as equity method investments. Other investments that are not controlled, and over which we do not have the ability to exercise significant influence, are accounted for under the cost method. Both equity and cost method investments are included as Other noncurrent assets in the Consolidated Balance Sheets.

Inventory Valuation
Inventory Valuation
Inventories are valued at the lower of cost or market value. Product-related inventories are maintained on the first-in, first-out method. The cost of spare part inventories is maintained using the average-cost method.

Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment is recorded at cost reduced by accumulated depreciation. Depreciation expense is recognized over the assets' estimated useful lives using the straight-line method. Machinery and equipment includes office furniture and fixtures (15-year life), computer equipment and capitalized software (3- to 5-year lives) and manufacturing equipment (3- to 20-year lives). Buildings are depreciated over an estimated useful life of 40 years. Estimated useful lives are periodically reviewed and, when appropriate, changes are made prospectively. When certain events or changes in operating conditions occur, asset lives may be adjusted and an impairment assessment may be performed on the recoverability of the carrying amounts.

Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets
Goodwill and indefinite-lived intangible assets are not amortized, but are evaluated for impairment annually or more often if indicators of a potential impairment are present. Our annual impairment testing of goodwill is performed separately from our impairment testing of indefinite-lived intangible assets.
We have acquired brands that have been determined to have indefinite lives. Those assets are evaluated annually for impairment. We evaluate a number of factors to determine whether an indefinite life is appropriate, including the competitive environment, market share, brand history, underlying product life cycles, operating plans and the macroeconomic environment of the countries in which the brands are sold. In addition, when certain events or changes in operating conditions occur, an additional impairment assessment is performed and indefinite-lived assets may be adjusted to a determinable life.
The cost of intangible assets with determinable useful lives is amortized to reflect the pattern of economic benefits consumed, either on a straight-line or accelerated basis over the estimated periods benefited. Patents, technology and other intangible assets with contractual terms are generally amortized over their respective legal or contractual lives. Customer relationships, brands and other non-contractual intangible assets with determinable lives are amortized over periods generally ranging from 5 to 30 years. When certain events or changes in operating conditions occur, an impairment assessment is performed and remaining lives of intangible assets with determinable lives may be adjusted.
For additional details on goodwill and intangible assets see Note 4.

Fair Values of Financial Instruments
Fair Values of Financial Instruments
Certain financial instruments are required to be recorded at fair value. Changes in assumptions or estimation methods could affect the fair value estimates; however, we do not believe any such changes would have a material impact on our financial condition, results of operations or cash flows. Other financial instruments, including cash equivalents, certain investments and short-term debt, are recorded at cost, which approximates fair value. The fair values of long-term debt and financial instruments are disclosed in Note 9.

New Accounting Pronouncements, Policy
New Accounting Pronouncements and Policies
In March 2017, the FASB issued ASU 2017-07, "Compensation-Retirement Benefits: Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost (Topic 715).”  This guidance requires an entity to disaggregate the current service cost component from the other components of net defined benefit costs on the face of the income statement.  It requires the service cost component to be presented with other current compensation costs for the related employees in the operating section of the income statement. Other components of net defined benefit costs are required to be presented outside of income from operations.
We adopted the standard retrospectively on July 1, 2018, using the practical expedient which allows entities to use information previously disclosed in their pension and other post-retirement benefit plans footnote as the basis to apply the retrospective presentation requirements.  As such, prior periods’ results have been revised to report the other components of net defined benefit costs, previously reported in Cost of products sold and Selling, general, and administrative expense (SG&A), within Other non-operating income/(expense), net. The following table summarizes the impact of the adoption of ASU 2017-07 on the Consolidated Statements of Earnings for the years ended June 30, 2018, 2017, and 2016.

	2018		2017		2016
Amounts in millions	As Reported	Revised	As Reported	Revised	As Reported	Revised
NET SALES	66,832	66,832	65,058	65,058	65,299	65,299
Cost of products sold	34,268	34,432	32,535	32,638	32,909	33,024
Selling, general and administrative expense	18,853	19,037	18,568	18,654	18,949	19,017
OPERATING INCOME	13,711	13,363	13,955	13,766	13,441	13,258
Interest expense	506	506	465	465	579	579
Interest income	247	247	171	171	182	182
Other non-operating income/(expense), net	(126)	222	(404)	(215)	325	508
EARNINGS FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	13,326	13,326	13,257	13,257	13,369	13,369

In November 2016, the FASB issued ASU 2016-18, “Statement of Cash Flows: Restricted Cash (Topic 230)”. This guidance requires the Statement of Cash Flows to present changes in the total of cash, cash equivalents and restricted cash. Prior to the adoption of this ASU, the relevant accounting guidance did not require the Statement of Cash Flows to include changes in restricted cash.
We adopted the standard retrospectively on July 1, 2018. We currently have no significant restricted cash balances. Historically, we had restricted cash balances and changes related to divestiture activity. Such balances were presented as Current assets held for sale on the balance sheets, with changes presented as Investing activities on the Statements of Cash Flow. In accordance with ASU 2016-08, such balances are now included in the beginning and ending balances of Cash, cash equivalents and restricted cash for all periods presented.
In May 2014, the FASB issued ASU 2014-09, “Revenue from Contracts with Customers (Topic 606)." This guidance outlines a single, comprehensive model of accounting for revenue from contracts with customers. We will adopt the standard on July 1, 2018, using the modified retrospective transition method. Our revenue is primarily generated from the sale of finished product to customers. Those sales predominantly contain a single delivery element and revenue is recognized at a single point in time when ownership, risks and rewards transfer. Accordingly, the timing of revenue recognition is not materially impacted by the new standard. The adoption of the new standard will impact the accrual timing for certain portions of our customer and consumer promotional spending, which will result in a cumulative adjustment to retained earnings of up to $350, net of tax, on the date of adoption. The provisions of the new standard will also impact the classification of certain payments to customers, moving an immaterial amount of such payments (approximately $300) from expense to a deduction from net sales. This new guidance will not have any other material impacts on our Consolidated Financial Statements, including financial disclosures.
In February 2016, the FASB issued ASU 2016-02, "Leases (Topic 842)." The standard requires lessees to recognize lease assets and lease liabilities on the balance sheet and requires expanded disclosures about leasing arrangements. We plan to adopt the standard on July 1, 2019. We are currently assessing the impact that the new standard will have on our Consolidated Financial Statements, which will consist primarily of a balance sheet gross up of our operating leases to show equal and offsetting lease assets and lease liabilities. For additional details on operating leases, see Note 12.
In January 2017, the FASB issued ASU 2017-04, “Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment.” The standard simplifies the accounting for goodwill impairment by requiring a goodwill impairment to be measured using a single step impairment model, whereby the impairment equals the difference between the carrying amount and the fair value of the specified reporting units in their entirety. This eliminates the second step of the current impairment model that requires companies to first estimate the fair value of all assets in a reporting unit, and then measure impairments based on those fair values and a residual measurement approach. It also specifies that any loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. We will adopt the standard no later than July 1, 2020. The impact of the new standard will be dependent on the specific facts and circumstances of future individual impairments, if any.
In August 2017, the FASB issued ASU 2017-12, “Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities." This standard enables entities to better portray the economics of their risk management activities in the financial statements and enhances the transparency and understandability of hedge results through improved disclosures. The new standard is effective for us beginning July 1, 2019, with early adoption permitted. We elected to early adopt the new guidance in the first quarter of fiscal year 2018. The amended presentation and disclosure guidance was applied on a prospective basis. The primary impact of adoption is the required disclosure changes. The adoption of the new standard did not have a material impact on our Consolidated Financial Statements, including the cumulative-effect adjustment required upon adoption.
No other new accounting pronouncement issued or effective during the fiscal year had or is expected to have a material impact on our Consolidated Financial Statements.